Note 1 - Summary of Significant Accounting Policies (Details Textual)	1 Months Ended								3 Months Ended				9 Months Ended		12 Months Ended
	Oct. 31, 2015 shares	Sep. 30, 2015 USD ($) $ / shares shares	Jul. 30, 2015 USD ($) $ / shares shares	May 31, 2015 $ / shares shares	Apr. 30, 2015 $ / shares shares	Dec. 31, 2014 USD ($) shares	May 31, 2014 USD ($) $ / shares shares	Jan. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Cash and Cash Equivalents, at Carrying Value | $		$ 225,000				$ 708,000			$ 1,843,000			$ 225,000	$ 1,843,000	$ 225,000	$ 916,000	$ 708,000	$ 1,136,000
Working Capital Deficit | $									$ 20,800,000				$ 20,800,000		2,700,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations | $															$ (5,168,000)	(5,058,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number									1,464,091				1,464,091		1,471,182
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant									303,672				303,672		296,581
Share-based Compensation | $									$ 174,000			186,000	$ 523,000	$ 1,223,000	$ 1,397,000	$ 51,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares															$ 2.01
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount													7,072,926	3,443,612	3,277,744	21,860,191
Cash and Cash Equivalents Uninsured Amount | $															$ 768,000
Finite-lived Intangible Assets Acquired | $															0
Impairment of Intangible Assets (Excluding Goodwill) | $																$ 0
Stock Issued During Period, Shares, New Issues	200,000					550,000
Proceeds from Issuance or Sale of Equity | $						$ 1,100,000								$ 463,000	2,463,000	4,800,000
Stock Issued During Period, Shares, Warrants Exchanged				21,277,220
Class of Warrant or Right, Exchanged During Period, Exercise Price | $ / shares				$ 0.58
Gain (Loss) on Exchange of Warrants | $														(4,410,000)	(4,410,000)	0
Derivative, Gain (Loss) on Derivative, Net | $															11,700,000	(19,900,000)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings | $									$ (3,500,000)			$ (5,000,000)	$ (6,300,000)	$ (5,000,000)	$ 2,800,000	$ 0
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Number of Customers															3	3
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Three Customers [Member]
Concentration Risk, Percentage															82.00%	87.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentration Risk, Number of Customers															3	4
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Three Customers [Member]
Concentration Risk, Number of Customers													3
Concentration Risk, Percentage													94.00%		90.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customers [Member]
Concentration Risk, Percentage																98.00%
May Agreeements [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							2,586,210
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 0.58
Stock Issued During Period, Shares, New Issues							2,586,210
Proceeds from Issuance or Sale of Equity | $							$ 1,500,000
January Agreements [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								1,724,141
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.58
Stock Issued During Period, Shares, New Issues								1,724,141
Proceeds from Issuance or Sale of Equity | $								$ 1,000,000
Acuitas [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights															935,008
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0.30
Stock Issued During Period, Shares, New Issues															6,953,334	3,732,932
Proceeds from Issuance or Sale of Equity | $		$ 463,000													$ 2,100,000	$ 2,300,000
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross															1,300,000
Minimum [Member] | Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life													2 years		2 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life													5 years		5 years
Maximum [Member] | Furniture and Equipment [Member]
Property, Plant and Equipment, Useful Life													7 years		7 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life													7 years		7 years
Twenty Ten Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									1,825,000				1,825,000		1,825,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period													10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number															1,471,182
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant															296,581
Share-based Compensation | $															$ 1,400,000	$ 51,000
Twenty Ten Stock Incentive Plan [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross									0				0			0
Twenty Ten Stock Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													3 years		3 years
Twenty Ten Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													5 years		5 years
July 2015 Convertible Debenture [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 1.90
July 2015 Convertible Debenture [Member] | Acuitas [Member]
Debt Instrument, Face Amount | $			$ 3,550,000
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 1.90
July 2015 Warrants [Member] | Acuitas [Member]
Warrants and Rights Outstanding Duration			5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			935,008
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.90
September Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.30
September Offering [Member] | Acuitas [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.30										$ 0.30		$ 0.30
Stock Issued During Period, Shares, New Issues		1,500,000
April 2015 Warrants [Member]
Warrants and Rights Outstanding Duration					5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					530,303
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.30			$ 2							$ 0.30		$ 0.30